Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2010
Derivative Financial Instruments [Abstract]
Forward interest rate swap	$ 60
Amortizing period for forward interest rate swap, in years	1
Interest rate swap expiry period	October 2011
Fixed percentage of total borrowings	50.00%